Benefit Plans (Net Periodic Pension Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 13,670	¥ 12,278	¥ 11,807
Interest cost	185	1,406	1,803
Expected return on plan assets	(3,998)	(3,836)	(3,612)
Amortization of prior service cost	(4,365)	(4,394)	(4,361)
Recognized actuarial loss	2,470	1,691	1,621
Net periodic pension costs	7,962	7,145	7,258
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	698	689	543
Interest cost	1,537	1,732	2,021
Expected return on plan assets	(1,726)	(2,036)	(2,036)
Amortization of prior service cost	19	12	11
Recognized actuarial loss	1,068	1,256	608
Net periodic pension costs	¥ 1,596	¥ 1,653	¥ 1,147